CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 1,850,100	$ 2,406,136
Adjustments to reconcile net income to net cash provided by operating activities:
Loan loss provision	82,500
Depreciation	185,674	142,538
Net amortization (accretion) on investments	(7,641)	46,184
Gain on sale of securities available for sale	0	(558,750)
(Gain) loss on sale of foreclosed assets	264,774	(8,655)
Write-down of foreclosed assets	125,900	112,600
Gain on sale of premises and equipment	(2,728)
Stock based compensation expense		42,582
Increase in interest receivable	(6,763)	(82,648)
Increase in interest payable	84,919	277,265
Deferred taxes	569,460	823,285
Increase in cash surrender value of life insurance	(201,147)	(169,602)
Net other operating activities	(98,731)	877,744
Net cash provided by operating activities	2,846,317	3,908,679
INVESTING ACTIVITIES
Net (increase) decrease in interest-bearing deposits in banks	(19,908,639)	11,681,537
Net (increase) decrease in federal funds sold	(2,402,000)	3,568,000
Purchases of securities available for sale	(1,287,500)	(9,386,086)
Proceeds from sale of securities available for sale		1,128,750
Proceeds from maturities of securities available for sale	2,943,758	1,926,286
Purchase of restricted equity securities		(650,900)
Redemption of restricted equity securities	188,300
Proceeds from sale of foreclosed assets	435,526	95,056
Net increase in loans	(21,910,339)	(33,207,503)
Purchase of bank owned life insurance		(1,000,000)
Purchase of annuity contracts	(946,950)
Purchases of premises and equipment	(456,233)	(660,982)
Proceeds from sale of premises and equipment	14,195
Net cash used in investing activities	(43,329,882)	(26,505,842)
FINANCING ACTIVITIES
Net increase in deposits	43,523,719	7,292,495
Net increase in securities sold under repurchase agreements	228,120	1,394,174
Repayment of other borrowings	(28,000,000)	(5,000,000)
Proceeds from advances on other borrowings	23,000,000	20,000,000
Net cash provided by financing activities	38,751,839	23,686,669
Net increase (decrease) in cash and due from banks	(1,731,726)	1,089,506
Cash and due from banks at beginning of year	4,440,684	3,351,178
Cash and due from banks at end of year	2,708,958	4,440,684
SUPPLEMENTAL DISCLOSURE
Interest	$ 4,056,452	$ 2,273,221